Expense Example {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2015 Fund	May 28, 2022 USD ($)
Class A
Expense Example:
1 year	$ 651
3 years	809
5 years	977
10 years	1,446
Class M
Expense Example:
1 year	452
3 years	665
5 years	892
10 years	1,525
Class C
Expense Example:
1 year	256
3 years	482
5 years	828
10 years	1,581
Class I
Expense Example:
1 year	55
3 years	169
5 years	289
10 years	621
Class Z
Expense Example:
1 year	48
3 years	149
5 years	255
10 years	$ 552